UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     August 02, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $114,283 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     3197   145962 SH       SOLE                   145962        0        0
AMEDISYS INC                   COM              023436108     2513    66317 SH       SOLE                    66317        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405     2414   196456 SH       SOLE                   196456        0        0
AMERICAN RETIREMENT CORP       COM              028913101     7041   214852 SH       SOLE                   214852        0        0
BIOSITE INC                    COM              090945106     2352    51505 SH       SOLE                    51505        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     1374    81600 SH       SOLE                    81600        0        0
CARMAX INC                     COM              143130102     4042   114000 SH       SOLE                   114000        0        0
CAVCO INDS INC DEL             COM              149568107     6561   147644 SH       SOLE                   147644        0        0
CPI INTERNATIONAL INC          COM              12618M100     3230   222751 SH       SOLE                   222751        0        0
DTS INC                        COM              23335C101     1351    69363 SH       SOLE                    69363        0        0
EMERGENCY MEDICAL SVCS CORP    CL A             29100P102     1235    95700 SH       SOLE                    95700        0        0
FOREST OIL CORP                COM PAR $0.01    346091705     1340    40400 SH       SOLE                    40400        0        0
GOODMAN GLOBAL INC             COM              38239A100     2547   167800 SH       SOLE                   167800        0        0
HARDINGE INC                   COM              412324303     3298   213492 SH       SOLE                   213492        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1970    87911 SH       SOLE                    87911        0        0
INTERACTIVE DATA CORP          COM              45840J107     7643   380455 SH       SOLE                   380455        0        0
LANCE INC                      COM              514606102     8668   376532 SH       SOLE                   376532        0        0
MASTERCARD INC                 COM              57636Q104     9000   187500 SH       SOLE                   187500        0        0
NOVELIS INC                    COM              67000X106     8443   391257 SH       SOLE                   391257        0        0
PHI INC                        COM NON VTG      69336T205     5145   154983 SH       SOLE                   154983        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105     6165   201000 SH       SOLE                   201000        0        0
SELECT COMFORT CORP            COM              81616X103     2213    96330 SH       SOLE                    96330        0        0
SPRINT NEXTEL CORP             COM FON          852061100     5467   273500 SH       SOLE                   273500        0        0
SYNERON MEDICAL LTD            ORD SHS          M87245102     2001    95831 SH       SOLE                    95831        0        0
TIME WARNER INC                COM              887317105     5469   316100 SH       SOLE                   316100        0        0
UNITED RENTALS INC             COM              911363109     9604   300300 SH       SOLE                   300300        0        0